                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.
                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2001


Check here if Amendment [ ]; Amendment Number:
          This Amendment (Check only one.): [ ] is a restatement.
                                            [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:          Undiscovered Managers, LLC
Address:       700 North Pearl Street
               Dallas, TX 75201


Form 13F File Number: 028-05867

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:             Mark P. Hurley
Title:            Chairman & CEO
Phone:            214-999-7205


Signature, Place, and Date of Signing:


/s/ Mark P. Hurley                                 Dallas, TX                 August 10, 2001
------------------------------------         -----------------------          ---------------
         [Signature]                              [City, State]                    [Date]


Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Name                                                 13F File Number
----                                                 ---------------
Fuller & Thaler Asset Management, Inc.               028-04007
J.L. Kaplan Associates, LLC                          028-03472
Kestrel Investment Management Corporation            028-04060

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   2

Form 13F Information Table Entry Total:              32


Form 13F Information Table Value Total:              $73,872
                                                      (thousands)


List of Other Included Managers:

No.      Name                                                 13F File Number
---      ----                                                 ---------------
1        Bay Isle Financial Corporation                       028-05490
2        Unibank                                              -

FORM 13F
June 30, 2001

        COLUMN 1                   COLUMN 2      COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6   COLUMN 7        COLUMN 8
------------------------        --------------   --------  --------  ------------------  ----------  --------  --------------------
                                                            VALUE     SHRS/   SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
     NAME OF ISSUER             TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE   SHARED   NONE
------------------------        --------------   --------  --------  -------  ---  ----  ----------  --------  --------------------

AMB Property Corp.                   COM         00163T109    3,892  151,100   SH           OTHER        1            151,100
Alexandria Real Estate Eq. In.       COM         015271109    3,096   77,800   SH           OTHER        1             77,800
Archstone Comntys Trust              COM         039581103    2,416   93,700   SH           OTHER        1             93,700
Avalonbay Cmntys Inc.                COM         053484101    3,221   68,900   SH           OTHER        1             68,900
Boston Properties Inc.               COM         101121101    3,685   90,100   SH           OTHER        1             90,100
Carramerica Rlty. Corp.              COM         144418100    2,065   67,700   SH           OTHER        1             67,700
Centerpoint Pptys.                   COM         151895109    1,486   29,600   SH           OTHER        1             29,600
Chateau Cmntys Inc. Com              COM         161726104    1,400   44,600   SH           OTHER        1             44,600
Chelsea Property Group               COM         163421100    3,541   75,500   SH           OTHER        1             75,500
Cousins Pptys. Inc.                  COM         222795106    1,316   49,000   SH           OTHER        1             49,000
Duke Weeks Realty Corp               COM         264411505      895   36,000   SH           OTHER        1             36,000
Equity Office Properties             COM         294741103    4,191  132,500   SH           OTHER        1            132,500
Equity Residential Pptys             COM         29476L107    3,704   65,500   SH           OTHER        1             65,500
General Growth Pptys Inc.            COM         370021107    2,739   69,600   SH           OTHER        1             69,600
Home Properties of NY, Inc.          COM         437306103    1,252   41,600   SH           OTHER        1             41,600
Host Marriott Corp New               COM         44107P104    2,704  216,000   SH           OTHER        1            216,000
Kilroy Realty Corp.                  COM         49427F108    1,784   61,300   SH           OTHER        1             61,300
Kimco Realty Corp.                   COM         49446R109    1,023   21,600   SH           OTHER        1             21,600
LaSalle Hotel Pptys                  COM         517942108      866   48,600   SH           OTHER        1             48,600
The Macerich Company                 COM         554382101    1,138   45,900   SH           OTHER        1             45,900
Manufactured Home Cmty               COM         564682102    3,920  139,500   SH           OTHER        1            139,500
Post Properties Inc.                 COM         737464107    1,223   32,300   SH           OTHER        1             32,300
Prentiss Properties Trust            COM         740706106      705   26,800   SH           OTHER        1             26,800
Prologis Trust                       COM         743410102    1,906   83,900   SH           OTHER        1             83,900
Shurgard Storage Centers             COM         82567D104    2,378   76,100   SH           OTHER        1             76,100
Smith Charles Residential            COM         832197107    1,520   30,300   SH           OTHER        1             30,300
Spieker Properties                   COM         848497103    4,808   80,200   SH           OTHER        1             80,200
Storage USA                          COM         861907103    2,200   61,100   SH           OTHER        1             61,100
Summit Properties                    COM         866239106    2,299   85,700   SH           OTHER        1             85,700
Taubman Centers Inc.                 COM         876664103    1,758  125,600   SH           OTHER        1            125,600
Vornado Realty Trust                 COM         929042109    4,736  121,300   SH           OTHER        1            121,300
Xeikon NV                            ADR         984003103        5    3,900   SH           OTHER        2              3,900


REPORT SUMMARY                32 Data Records                73,872        2         OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED